Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Wag Labs, Inc.
Schedule of future minimum payments of principal on Company's outstanding PPP loan

Amounts
2022 (remaining six months)	$222
2023	446
2024	451
2025	303
Total principal amount	$1,422

Future minimum payments of the principal on the Company’s outstanding PPP loan as of December 31, 2021 were as follows (in thousands):

Year Ended December 31, 2021	Amounts
2022	$442
2023	446
2024	451
2025	303
Total principal amount	$1,642